Investment Securities (Tables)	12 Months Ended
Dec. 31, 2025
Investment Securities [Abstract]
Schedule of Short Term Investments ,Debt Securities and Convertible Bonds

Investment securities consist of short term investments, debt securities and convertible bonds.

	Note	December 31, 2024	December 31, 2025
		RMB	RMB
Short term investments	(a)	38,695,647	28,401,958
Debt securities	(b)	187,357,047	205,879,142
Convertible bonds	(c)	40,876,080	39,161,360
Total		266,928,774	273,442,460

Schedule of Carrying Amount and Fair Value of the Investment Securities

The carrying amount and fair value of the investment securities by major security type and class of security as of December 31, 2024 and 2025 was as follows:

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2025:
Wealth management products	28,401,958	-	28,401,958
Total	28,401,958	-	28,401,958

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2024:
Wealth management products	38,695,647	-	38,695,647
Total	38,695,647	-	38,695,647